Shareholder Report, Holdings (Details)	Dec. 31, 2024
C000005473 | Corning
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000005473 | Kenvue
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000005473 | Zimmer Biomet Holdings
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000005473 | Corpay
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000005473 | PG&E
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000005473 | Expand Energy
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000005473 | Southwest Airlines
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000005473 | Fortinet
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000005473 | FirstEnergy
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000005473 | Saia
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000005473 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000005473 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000005473 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000005473 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000005473 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000005473 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000005473 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000005473 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000005473 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000005473 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000005474 | Corning
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000005474 | Kenvue
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000005474 | Zimmer Biomet Holdings
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000005474 | Corpay
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000005474 | PG&E
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000005474 | Expand Energy
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000005474 | Southwest Airlines
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000005474 | Fortinet
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000005474 | FirstEnergy
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000005474 | Saia
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000005474 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000005474 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000005474 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000005474 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000005474 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000005474 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000005474 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000005474 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000005474 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000005474 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000005475 | Corning
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000005475 | Kenvue
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000005475 | Zimmer Biomet Holdings
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000005475 | Corpay
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000005475 | PG&E
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000005475 | Expand Energy
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000005475 | Southwest Airlines
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000005475 | Fortinet
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000005475 | FirstEnergy
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000005475 | Saia
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000005475 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000005475 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000005475 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000005475 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000005475 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000005475 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000005475 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000005475 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000005475 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000005475 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000159685 | Corning
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000159685 | Kenvue
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000159685 | Zimmer Biomet Holdings
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000159685 | Corpay
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000159685 | PG&E
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000159685 | Expand Energy
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000159685 | Southwest Airlines
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000159685 | Fortinet
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000159685 | FirstEnergy
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000159685 | Saia
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000159685 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000159685 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000159685 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000159685 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000159685 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000159685 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000159685 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000159685 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000159685 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000159685 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000219316 | Corning
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000219316 | Kenvue
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000219316 | Zimmer Biomet Holdings
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000219316 | Corpay
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000219316 | PG&E
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000219316 | Expand Energy
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000219316 | Southwest Airlines
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000219316 | Fortinet
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000219316 | FirstEnergy
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000219316 | Saia
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000219316 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000219316 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000219316 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000219316 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000219316 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000219316 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000219316 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000219316 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000219316 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000219316 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	7.30%